Benefit Plans 1 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		$ 2,106.6	$ 2,131.3
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(890.6)	(895.8)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		113.7	137.6
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(57.7)	(54.2)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		140.9	129.4
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(119.4)	(162.2)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		259.6	253.9
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(30.7)	(25.5)
Public Service Co Of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		6.4	3.3
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(13.7)	(13.6)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		75.8	78.7
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		$ (49.3)	$ (47.3)
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Rate of Compensation Increase	[1]	4.80%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.00%	6.00%	6.50%
Rate of Compensation Increase	[2]	4.80%	4.85%	4.95%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 5,224.9	$ 4,841.7
Service Cost		93.5	71.9	$ 69.2
Interest Cost		205.3	221.0	202.8
Actuarial (Gain) Loss		(200.6)	387.0
Benefit Payments		(330.2)	(296.7)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		4,992.9	5,224.9	4,841.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		4,967.5	4,711.2
Actual Gain (Loss) on Plan Assets		32.4	474.2
Company Contributions		97.9	78.8
Participant Contributions		0.0	0.0
Benefit Payments		(330.2)	(296.7)
Fair Value of Plan Assets as of December 31		4,767.6	4,967.5	$ 4,711.2
Funded (Underfunded) Status as of December 31		(225.3)	(257.4)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(6.3)	(6.2)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(219.0)	(251.2)
Funded (Underfunded) Status		(225.3)	(257.4)
Components
Net Actuarial Loss		1,546.1	1,611.4
Prior Service Cost (Credit)		3.3	5.5
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		41.8	174.4
Amortization of Actuarial Gain (Loss)		(107.1)	(124.0)
Amortization of Prior Service Credit (Cost)		(2.2)	(2.5)
Change for the Year		$ (67.5)	$ 47.9
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.80%	4.80%
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Rate of Compensation Increase	[1]	4.45%	4.45%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.00%	6.00%	6.50%
Rate of Compensation Increase	[2]	4.45%	4.60%	4.70%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 702.8	$ 663.2
Service Cost		8.7	7.0	$ 6.2
Interest Cost		26.7	29.6	27.7
Actuarial (Gain) Loss		(41.4)	41.7
Benefit Payments		(43.4)	(38.7)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		653.4	702.8	663.2
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		642.3	628.0
Actual Gain (Loss) on Plan Assets		(5.7)	44.0
Company Contributions		10.0	9.0
Participant Contributions		0.0	0.0
Benefit Payments		(43.4)	(38.7)
Fair Value of Plan Assets as of December 31		603.2	642.3	$ 628.0
Funded (Underfunded) Status as of December 31		(50.2)	(60.5)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(50.2)	(60.5)
Funded (Underfunded) Status		(50.2)	(60.5)
Components
Net Actuarial Loss		220.8	235.0
Prior Service Cost (Credit)		0.3	0.5
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(0.3)	31.6
Amortization of Actuarial Gain (Loss)		(13.9)	(16.6)
Amortization of Prior Service Credit (Cost)		(0.2)	(0.2)
Change for the Year		$ (14.4)	$ 14.8
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.45%	4.45%
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Rate of Compensation Increase	[1]	4.75%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.00%	6.00%	6.50%
Rate of Compensation Increase	[2]	4.80%	4.90%	5.00%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 617.9	$ 574.7
Service Cost		12.9	10.0	$ 8.7
Interest Cost		24.5	26.3	24.1
Actuarial (Gain) Loss		(28.4)	38.5
Benefit Payments		(35.4)	(31.6)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		591.5	617.9	574.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		591.7	559.1
Actual Gain (Loss) on Plan Assets		(0.9)	55.3
Company Contributions		14.6	8.9
Participant Contributions		0.0	0.0
Benefit Payments		(35.4)	(31.6)
Fair Value of Plan Assets as of December 31		570.0	591.7	$ 559.1
Funded (Underfunded) Status as of December 31		(21.5)	(26.2)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(21.5)	(26.2)
Funded (Underfunded) Status		(21.5)	(26.2)
Components
Net Actuarial Loss		130.0	137.9
Prior Service Cost (Credit)		0.3	0.5
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		4.7	14.2
Amortization of Actuarial Gain (Loss)		(12.6)	(14.6)
Amortization of Prior Service Credit (Cost)		(0.2)	(0.2)
Change for the Year		$ (8.1)	$ (0.6)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.75%	4.80%
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Rate of Compensation Increase	[1]	4.85%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.00%	6.00%	6.50%
Rate of Compensation Increase	[2]	4.80%	5.00%	5.00%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 526.3	$ 523.6
Service Cost		6.7	5.2	$ 5.3
Interest Cost		20.3	22.1	21.9
Actuarial (Gain) Loss		(19.5)	6.8
Benefit Payments		(36.3)	(31.4)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		497.5	526.3	523.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		498.5	501.6
Actual Gain (Loss) on Plan Assets		2.2	21.7
Company Contributions		7.7	6.6
Participant Contributions		0.0	0.0
Benefit Payments		(36.3)	(31.4)
Fair Value of Plan Assets as of December 31		472.1	498.5	$ 501.6
Funded (Underfunded) Status as of December 31		(25.4)	(27.8)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(25.4)	(27.8)
Funded (Underfunded) Status		(25.4)	(27.8)
Components
Net Actuarial Loss		222.0	226.7
Prior Service Cost (Credit)		0.2	0.4
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		5.8	11.5
Amortization of Actuarial Gain (Loss)		(10.5)	(12.4)
Amortization of Prior Service Credit (Cost)		(0.2)	(0.2)
Change for the Year		$ (4.9)	$ (1.1)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.85%	4.80%
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Rate of Compensation Increase	[1]	4.85%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.00%	6.00%	6.50%
Rate of Compensation Increase	[2]	4.80%	4.90%	4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 285.4	$ 260.7
Service Cost		6.4	5.2	$ 5.6
Interest Cost		10.9	12.1	11.0
Actuarial (Gain) Loss		(17.9)	25.7
Benefit Payments		(19.4)	(18.3)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		265.4	285.4	260.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		275.5	264.6
Actual Gain (Loss) on Plan Assets		0.1	24.6
Company Contributions		5.9	4.6
Participant Contributions		0.0	0.0
Benefit Payments		(19.4)	(18.3)
Fair Value of Plan Assets as of December 31		262.1	275.5	$ 264.6
Funded (Underfunded) Status as of December 31		(3.3)	(9.9)
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.2)	(0.2)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(3.1)	(9.7)
Funded (Underfunded) Status		(3.3)	(9.9)
Components
Net Actuarial Loss		94.1	102.7
Prior Service Cost (Credit)		0.3	0.5
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(2.9)	15.7
Amortization of Actuarial Gain (Loss)		(5.7)	(6.7)
Amortization of Prior Service Credit (Cost)		(0.2)	(0.3)
Change for the Year		$ (8.8)	$ 8.7
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.85%	4.80%
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Rate of Compensation Increase	[1]	4.80%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.00%	6.00%	6.50%
Rate of Compensation Increase	[2]	4.80%	4.85%	4.75%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 298.2	$ 270.6
Service Cost		8.3	6.6	$ 7.0
Interest Cost		11.8	12.7	11.5
Actuarial (Gain) Loss		(16.2)	27.5
Benefit Payments		(19.3)	(19.2)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		282.8	298.2	270.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		290.2	279.0
Actual Gain (Loss) on Plan Assets		1.6	26.5
Company Contributions		8.1	3.9
Participant Contributions		0.0	0.0
Benefit Payments		(19.3)	(19.2)
Fair Value of Plan Assets as of December 31		280.6	290.2	$ 279.0
Funded (Underfunded) Status as of December 31		(2.2)	(8.0)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.1)	(0.1)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(2.1)	(7.9)
Funded (Underfunded) Status		(2.2)	(8.0)
Components
Net Actuarial Loss		97.1	104.9
Prior Service Cost (Credit)		0.4	0.7
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(1.8)	16.5
Amortization of Actuarial Gain (Loss)		(6.0)	(7.1)
Amortization of Prior Service Credit (Cost)		(0.3)	(0.3)
Change for the Year		$ (8.1)	$ 9.1
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.80%	4.80%
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.75%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2020	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 3.7
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(3.0)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		70.5
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(57.4)
Change in Benefit Obligation
Benefit Obligation as of January 1		1,439.0	$ 1,455.5
Service Cost		12.2	14.2	$ 22.9
Interest Cost		56.8	67.2	70.8
Actuarial (Gain) Loss		37.2	(14.4)
Benefit Payments		(128.7)	(133.7)
Participant Contributions		33.3	41.9
Medicare Subsidy		0.8	8.3
Benefit Obligation as of December 31		1,450.6	1,439.0	1,455.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		1,693.9	1,698.7
Actual Gain (Loss) on Plan Assets		(34.0)	82.7
Company Contributions		12.9	4.3
Participant Contributions		33.3	41.9
Benefit Payments		(128.7)	(133.7)
Fair Value of Plan Assets as of December 31		1,577.4	1,693.9	$ 1,698.7
Funded (Underfunded) Status as of December 31		126.8	254.9
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		185.8	336.7
Other Current Liabilities - Accrued Short-term Benefit Liability		(3.3)	(3.6)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(55.7)	(78.2)
Funded (Underfunded) Status		126.8	254.9
Components
Net Actuarial Loss		577.4	419.9
Prior Service Cost (Credit)		(554.4)	(623.5)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		176.3	14.0
Amortization of Actuarial Gain (Loss)		(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)		69.1	69.0
Change for the Year		$ 226.6	$ 60.9
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.75%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2020	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.8
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.6)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		15.2
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(12.3)
Change in Benefit Obligation
Benefit Obligation as of January 1		267.1	$ 279.9
Service Cost		1.1	1.4	$ 2.6
Interest Cost		10.3	12.8	13.5
Actuarial (Gain) Loss		2.5	(9.0)
Benefit Payments		(24.7)	(26.6)
Participant Contributions		5.7	7.2
Medicare Subsidy		0.2	1.4
Benefit Obligation as of December 31		262.2	267.1	279.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		280.6	284.8
Actual Gain (Loss) on Plan Assets		(7.7)	11.8
Company Contributions		2.8	3.4
Participant Contributions		5.7	7.2
Benefit Payments		(24.7)	(26.6)
Fair Value of Plan Assets as of December 31		256.7	280.6	$ 284.8
Funded (Underfunded) Status as of December 31		(5.5)	13.5
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		30.8	56.5
Other Current Liabilities - Accrued Short-term Benefit Liability		(2.6)	(2.9)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(33.7)	(40.1)
Funded (Underfunded) Status		(5.5)	13.5
Components
Net Actuarial Loss		86.9	65.8
Prior Service Cost (Credit)		(80.6)	(90.6)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		24.7	(2.3)
Amortization of Actuarial Gain (Loss)		(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)		10.0	10.1
Change for the Year		$ 31.1	$ 3.2
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.75%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2020	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.3
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.3)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		6.8
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(5.6)
Change in Benefit Obligation
Benefit Obligation as of January 1		161.7	$ 166.5
Service Cost		1.6	1.9	$ 3.2
Interest Cost		6.4	7.6	8.2
Actuarial (Gain) Loss		7.7	(4.9)
Benefit Payments		(15.2)	(15.7)
Participant Contributions		4.0	5.2
Medicare Subsidy		0.1	1.1
Benefit Obligation as of December 31		166.3	161.7	166.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		202.4	206.2
Actual Gain (Loss) on Plan Assets		(2.3)	6.6
Company Contributions		0.1	0.1
Participant Contributions		4.0	5.2
Benefit Payments		(15.2)	(15.7)
Fair Value of Plan Assets as of December 31		189.0	202.4	$ 206.2
Funded (Underfunded) Status as of December 31		22.7	40.7
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		22.7	40.7
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		22.7	40.7
Components
Net Actuarial Loss		77.1	54.4
Prior Service Cost (Credit)		(75.7)	(85.1)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		24.7	1.9
Amortization of Actuarial Gain (Loss)		(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)		9.4	9.4
Change for the Year		$ 32.1	$ 8.9
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.75%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2020	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.3
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.2)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		6.9
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(5.7)
Change in Benefit Obligation
Benefit Obligation as of January 1		164.7	$ 171.2
Service Cost		0.9	1.0	$ 2.9
Interest Cost		6.4	7.6	9.5
Actuarial (Gain) Loss		8.7	(4.3)
Benefit Payments		(16.3)	(17.4)
Participant Contributions		4.3	5.6
Medicare Subsidy		(0.1)	1.0
Benefit Obligation as of December 31		168.6	164.7	171.2
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		206.2	212.0
Actual Gain (Loss) on Plan Assets		(2.6)	6.0
Company Contributions		0.0	0.0
Participant Contributions		4.3	5.6
Benefit Payments		(16.3)	(17.4)
Fair Value of Plan Assets as of December 31		191.6	206.2	$ 212.0
Funded (Underfunded) Status as of December 31		23.0	41.5
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		23.0	41.5
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		23.0	41.5
Components
Net Actuarial Loss		52.6	30.7
Prior Service Cost (Credit)		(55.4)	(62.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		24.0	3.3
Amortization of Actuarial Gain (Loss)		(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)		7.0	6.9
Change for the Year		$ 28.9	$ 7.8
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.75%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2020	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.1
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.1)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		3.2
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(2.6)
Change in Benefit Obligation
Benefit Obligation as of January 1		76.7	$ 77.8
Service Cost		0.7	0.8	$ 1.4
Interest Cost		3.0	3.6	3.8
Actuarial (Gain) Loss		2.4	(1.0)
Benefit Payments		(7.1)	(7.3)
Participant Contributions		1.9	2.3
Medicare Subsidy		0.1	0.5
Benefit Obligation as of December 31		77.7	76.7	77.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		96.0	96.3
Actual Gain (Loss) on Plan Assets		(2.5)	4.7
Company Contributions		0.0	0.0
Participant Contributions		1.9	2.3
Benefit Payments		(7.1)	(7.3)
Fair Value of Plan Assets as of December 31		88.3	96.0	$ 96.3
Funded (Underfunded) Status as of December 31		10.6	19.3
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		10.6	19.3
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		10.6	19.3
Components
Net Actuarial Loss		35.2	25.3
Prior Service Cost (Credit)		(34.5)	(38.8)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		10.9	0.6
Amortization of Actuarial Gain (Loss)		(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)		4.3	4.3
Change for the Year		$ 14.2	$ 3.8
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	4.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.00%	4.70%	3.95%
Expected Return on Plan Assets		6.75%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2020	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.2
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.1)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		3.5
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(2.9)
Change in Benefit Obligation
Benefit Obligation as of January 1		85.0	$ 87.0
Service Cost		0.8	1.0	$ 1.7
Interest Cost		3.4	4.0	4.3
Actuarial (Gain) Loss		2.1	(2.3)
Benefit Payments		(7.4)	(7.7)
Participant Contributions		2.1	2.5
Medicare Subsidy		0.1	0.5
Benefit Obligation as of December 31		86.1	85.0	87.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		106.4	107.7
Actual Gain (Loss) on Plan Assets		(3.3)	3.9
Company Contributions		0.0	0.0
Participant Contributions		2.1	2.5
Benefit Payments		(7.4)	(7.7)
Fair Value of Plan Assets as of December 31		97.8	106.4	$ 107.7
Funded (Underfunded) Status as of December 31		11.7	21.4
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		11.7	21.4
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		11.7	21.4
Components
Net Actuarial Loss		43.3	32.4
Prior Service Cost (Credit)		(41.6)	(46.8)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		12.0	0.8
Amortization of Actuarial Gain (Loss)		(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)		5.2	5.2
Change for the Year		16.1	4.8
Regulatory Assets [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1,385.2	1,418.3
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		218.3	232.8
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		125.3	134.1
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		222.2	227.1
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		94.4	103.2
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		97.5	105.6
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		15.1	(148.5)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		(0.7)	(20.3)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.1	(26.3)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		(2.8)	(31.7)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.7	(13.5)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.2	(8.9)
Deferred Income Taxes [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		57.5	69.5
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.0	0.9
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.8	1.5
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.0	0.0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		2.8	(19.3)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		2.4	(1.6)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.1	(1.5)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.2	(1.9)
Net of Tax AOCI [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		106.7	129.1
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.8	1.8
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		3.2	2.8
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.0	0.0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		5.1	(35.8)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		4.6	(2.9)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.2	(2.9)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 0.3	$ (3.6)

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[2]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.